Investment Objectives and Goals	Jan. 22, 2026
Twin Oak Enhanced Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Enhanced Equity ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Enhanced Equity ETF (the “Fund”) is capital appreciation.
Twin Oak Enhanced Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Enhanced Fixed Income ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Enhanced Fixed Income ETF (the “Fund”) is to seek investment returns that meet or exceed the Bloomberg U.S. Aggregate Bond Index (before fees and expenses).
Twin Oak Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Global Equity ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Global Equity ETF (the “Fund”) is total return.
Twin Oak Strategic Solutions ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Strategic Solutions ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Strategic Solutions ETF (the “Fund”) is total return.
Twin Oak Hedged Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Hedged Opportunities ETF SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Hedged Opportunities ETF (the “Fund”) is total return.